WYNSTONE FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                   (UNAUDITED)

                              WYNSTONE FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                   (UNAUDITED)




                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital...................    1
Statement of Operations.................................................    2
Statement of Changes in Members' Capital - Net Assets...................    3
Notes to Financial Statements...........................................    4
Schedule of Portfolio Investments.......................................   12
Schedule of Securities Sold, Not Yet Purchased..........................   16
Schedule of Written Options.............................................   17

WYNSTONE FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                                  JUNE 30, 2001
                                                                   (UNAUDITED)
ASSETS

Cash and cash equivalents                                            $ 9,255
Investments in securities, at market (cost - $10,995)                 14,608
Due from broker                                                          618
Dividends receivable                                                      20
Interest receivable                                                       28
Other assets                                                               8
                                                                     -------

       TOTAL ASSETS                                                   24,537
                                                                     -------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $293)          327
Outstanding options written, at value (premiums - $464)                  536
Administration fees payable                                               19
Accrued expenses                                                          78
                                                                     -------

       TOTAL LIABILITIES                                                 960
                                                                     -------

             NET ASSETS                                              $23,577
                                                                     =======

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                                $23,056
Capital withdrawals                                                   (5,149)
Accumulated net investment loss                                         (330)
Accumulated net realized gain on investments                           2,492
Accumulated net unrealized appreciation                                3,508
                                                                     -------

       MEMBERS' CAPITAL - NET ASSETS                                 $23,577
                                                                     =======

   The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2001
                                                                   (UNAUDITED)
INVESTMENT INCOME
    Interest                                                            $  191
    Dividends                                                              132
                                                                        ------
                                                                           323
                                                                        ------
EXPENSES
    OPERATING EXPENSES:
       Administration fees                                                 105
       Professional fees                                                    82
       Accounting and investor servicing fees                               33
       Custodian fees                                                       19
       Board of Managers' fees and expenses                                 12
       Insurance expense                                                     2
       Miscellaneous                                                         9
                                                                        ------
          TOTAL OPERATING EXPENSES                                         262
       Dividends on securities sold, not yet purchased                       3
                                                                        ------
       TOTAL EXPENSES                                                      265
                                                                        ------

       NET INVESTMENT GAIN                                                  58
                                                                        ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    REALIZED GAIN ON INVESTMENTS:
       Investment securities                                             1,056
       Purchased options                                                    11
       Written options                                                     174
       Securities sold, not yet purchased                                   56
                                                                        ------

    NET REALIZED GAIN ON INVESTMENTS                                     1,297
                                                                        ------

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                   334
                                                                        ------

          NET REALIZED AND UNREALIZED GAIN                               1,631
                                                                        ------

          INCREASE IN MEMBERS' CAPITAL DERIVED FROM
             INVESTMENT ACTIVITIES                                      $1,689
                                                                        ======

   The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED     YEAR ENDED
                                                           JUNE 30, 2001   DECEMBER 31, 2000
                                                            (UNAUDITED)
FROM INVESTMENT ACTIVITIES

    Net investment gain (loss)                                $    58           $   (77)
    Net realized gain on investments                            1,297             1,190
    Net change in unrealized appreciation on investments          334             3,587
                                                              -------           -------

       INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                          1,689             4,700

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                       4,826             3,805
    Capital withdrawals                                          (797)           (3,008)
                                                              -------           -------

       INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                   4,029               797

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD                 17,859            12,362
                                                              -------           -------

       MEMBERS' CAPITAL AT END OF PERIOD                      $23,577           $17,859
                                                              =======           =======

   The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Wynstone Fund, L.L.C. (the "Company") was organized as Wynstone Partners, L.P. (the "Partnership") under the Delaware Revised Uniform Limited Partnership Act on August 13, 1998. Effective July 1, 1999 the Limited Partners of record as of May 12, 1999 elected to approve the conversion of the Partnership to a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of July 1, 1999.

         The Company's investment objective is to achieve capital appreciation. The Company pursues this objective by investing principally in equity securities of U.S. companies engaged in the financial services industry, but it may also invest up to 25% of the value of its total assets in the securities of foreign issuers, including depository receipts relating to foreign securities. Except during periods of adverse market conditions in the financial services industry or in the U.S. equity market generally, the Company will invest more than 25% of the value of its total assets in issuers engaged in the financial services industry. The Company's investments may include long and short positions in equity securities, fixed-income securities, and various derivatives, including options on securities and stock index options.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the Board of Managers and an "Adviser." CIBC Oppenheimer Advisors, L.L.C. (the "Adviser") serves as the investment adviser of the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser and KBW Asset Management Inc. ("KBWAM") is a non-managing member of the Adviser. Investment professionals employed by KBWAM will manage the Company's investment portfolio on behalf of the Adviser under the supervision of CIBC WM.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year effective at the end of the second fiscal quarter and again at the end of the year.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of the valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.  PORTFOLIO VALUATION (CONTINUED)

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         b.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At June 30, 2001, $9,235,796 in cash equivalents was held at PNC Bank.

         c.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2001, CIBC WM earned no brokerage commissions from portfolio transactions executed on behalf of the Company. Keefe, Bruyette & Woods, Inc., an affiliated broker of KBWAM, earned $3,794 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory account with respect to the allocation period. During the six months ended June 30, 2001, there was no Incentive Allocation to the Adviser.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently one Manager is an "interested person" as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2001, fees paid to the Board of Managers (including meeting fees and a pro-rata annual retainer) and expenses totaled $19,200.

         PFPC Trust Company, (the "Custodian") serves as Custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company   and   in   that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2001, amounted to $7,127,862 and $6,621,226, respectively.

         At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2001, accumulated net unrealized appreciation on investments was $3,507,801, consisting of $3,709,677 gross unrealized appreciation and $201,876 gross unrealized depreciation.

         Due from broker primarily represents receivables and payables from unsettled security trades, proceeds from securities sold, not yet purchased and written options.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account, held by the Custodian. As of June 30, 2001, the Company had no outstanding margin borrowings.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:

                                                            CALL OPTIONS
                                                     ------------------------
                                                        NUMBER
                                                     OF CONTRACTS     COST
                                                     ------------  ----------
         Beginning balance                                 22      $  13,816
         Options purchased                                 --             --
         Options closed                                   (22)       (13,816)
         Options expired                                   --             --
                                                        -----      ---------
         Options outstanding at
            June 30, 2001                                  --      $      --
                                                        =====      =========

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         Transactions in written options were as follows:

                                             CALL OPTIONS               PUT OPTIONS
                                     -------------------------  -------------------------
                                        NUMBER        AMOUNT       NUMBER        AMOUNT
                                     OF CONTRACTS   OF PREMIUM  OF CONTRACTS   OF PREMIUM
                                     ------------   ----------  ------------   ----------
         Beginning balance              1,375       $ 540,332         --       $      --
         Options written                1,991         795,412        887         239,713
         Options closed                (2,373)       (895,590)      (563)       (160,453)
         Options expired                  (68)        (14,796)      (187)        (40,194)
                                       ------       ---------       ----       ---------
         Options outstanding at
              June 30, 2001               925       $ 425,358        137       $  39,066
                                       ======       =========       ====       =========


     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The Company maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                             NET GAINS
                                                     FOR THE SIX MONTHS ENDED
                                                           JUNE 30, 2001
                                                     ------------------------

         Equity securities                                  $1,041,179
         Securities sold, not yet purchased                     20,106
         Equity options                                            310
         Written options                                       569,093
                                                            ----------
                                                            $1,630,688
                                                            ==========

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

 7.    FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES (CONTINUED)

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:


                                                        AVERAGE MARKET VALUE
                                     MARKET VALUE AT  FOR THE SIX MONTHS ENDED
                                      JUNE 30, 2001         JUNE 30, 2001
                                     ---------------  ------------------------
        LIABILITIES:
           Written options             $(535,720)             $(404,343)

         Average market values presented above are based upon month-end market values during the six months ended June 30, 2001.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                                     NOVEMBER 16, 1998
                                          SIX MONTHS                                                 (COMMENCEMENT OF
                                             ENDED            YEAR ENDED            YEAR ENDED        OPERATIONS) TO
                                         JUNE 30, 2001     DECEMBER 31, 2000    DECEMBER 31, 1999    DECEMBER 31, 1998
                                         -------------     -----------------    -----------------    -----------------

Ratio of net investment gain/(loss)
       to average net assets                0.59% *             (0.52%)              (1.73%)             (8.39%) *
Ratio of operating expenses
       to average net assets                2.63% *              3.10%                3.84%              13.39% *
Ratio of interest expense to
       average net assets                     N/A                 N/A                 0.01%                 N/A
Ratio of dividends on securities
       sold, not yet purchased
       to average net assets                0.03% *              0.01%                0.01%                 N/A
Portfolio turnover                         49.32%              136.99%              201.05%              10.75%
Total return**                              7.95%               34.82%               (5.58%)             (1.40%)
Average debt ratio                            N/A                 N/A                   N/A                 N/A

          *    Annualized.
          ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total returns for a period of less than a full year are not annualized.

 WYNSTONE FUND, L.L.C.

 SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001
 SHARES                                                            MARKET VALUE
          COMMON STOCKS - 61.96%
             COMMERCIAL BANKS - CENTRAL U.S. - 5.09%
   15,600      AMCORE Financial, Inc.                              $   375,024
    6,800      Commerce Bancshares, Inc.                               250,920
    6,600      Cullen/Frost Bankers, Inc.                              223,410
    2,100      First Midwest Bancorp, Inc.                              64,785
    5,600      Prosperity Bancshares, Inc.                             134,008
    3,800      Texas Regional Bancshares, Inc.                         153,102
                                                                   -----------
                                                                     1,201,249
                                                                   -----------
             COMMERCIAL BANKS - EASTERN U.S. - 4.05%
   17,800      Banknorth Group, Inc.                                   403,170
    7,309      M&T Bank Corp.                                          551,839
                                                                   -----------
                                                                       955,009
                                                                   -----------
             COMMERCIAL BANKS - SOUTHERN U.S. - 3.22%
    9,200      Compass Bancshares, Inc.                                243,800
   21,100      National Commerce Financial Corp.                       514,207
                                                                   -----------
                                                                       758,007
                                                                   -----------
             COMMERCIAL BANKS - WESTERN U.S. - 2.22%
    8,300      UCBH Holdings, Inc.                                     251,905
    4,600      Zions Bancorporation                                    271,400
                                                                   -----------
                                                                       523,305
                                                                   -----------
             DIVERSIFIED FINANCIAL SERVICES - 1.10%
    4,900      Citigroup, Inc.                                         258,916
                                                                   -----------
             FIDUCIARY BANKS - 1.46%
    7,700      Mellon Financial Corp.                                  345,037
                                                                   -----------
             FINANCE - CREDIT CARD - 6.18%
   12,700      Capital One Financial Corp.                             763,905
   11,700      Providian Financial Corp.                               692,640
                                                                   -----------
                                                                     1,456,545
                                                                   -----------

  The accompanying notes are an integral part of these financial statements.

 WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001
SHARES                                                              MARKET VALUE
          COMMON STOCKS - (CONTINUED)
             FINANCIAL GUARANTEE INSURANCE - 0.55%
    1,800      The PMI Group, Inc.                                 $   128,970
                                                                   -----------
             FINANCE - INVESTMENT BANKER/BROKER - 2.06%
    5,700      A.G. Edwards, Inc.                                      256,500
    2,600      Legg Mason, Inc.                                        129,376
    4,500      Tucker Anthony Sutro Corp.                               99,000
                                                                   -----------
                                                                       484,876
                                                                   -----------
             INVESTMENT MANAGEMENT/ADVISORY SERVICES - 2.97%
    4,100      Affiliated Managers Group, Inc. *                       252,150
    2,500      BlackRock, Inc.*                                         85,725
    7,100      Federated Investors, Inc., Class B                      228,620
    2,900      Franklin Resources, Inc.                                132,733
                                                                   -----------
                                                                       699,228
                                                                   -----------
             LIFE/HEALTH INSURANCE - 2.89%
   10,900      John Hancock Financial Services, Inc.                   438,834
    6,400      Reinsurance Group of America, Inc.                      242,560
                                                                   -----------
                                                                       681,394
                                                                   -----------
             MONEY CENTER BANKS - 1.02%
    3,600      First Union Corp.                                       125,784
    2,610      J.P. Morgan Chase & Co.                                 116,406
                                                                   -----------
                                                                       242,190
                                                                   -----------
             MULTI-LINE INSURANCE - 1.36%
    5,800      PartnerRe Ltd.                                          321,320
                                                                   -----------
             REINSURANCE - 1.48%
    3,500      Annuity and Life Re (Holdings), Ltd.                    125,125
    9,800      Trenwick Group, Ltd.                                    224,616
                                                                   -----------
                                                                       349,741
                                                                   -----------

  The accompanying notes are an integral part of these financial statements.

 WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001
SHARES                                                             MARKET VALUE
          COMMON STOCKS - (CONTINUED)
             REITS - MORTGAGES - 1.36%
   18,700      America First Mortgage Investments, Inc.            $   138,754
   13,300      Annaly Mortgage Management, Inc.                        182,343
                                                                   -----------
                                                                       321,097
                                                                   -----------
             S&L/THRIFTS - CENTRAL U.S. - 2.87%
   21,200      Charter One Financial, Inc.                    (a)      676,280
                                                                   -----------

             S&L/THRIFTS - EASTERN U.S. - 6.15%
    4,600      Astoria Financial Corp.                                 253,000
   18,000      Dime Bancorp, Inc.                             (a)      670,500
   10,296      New York Community Bancorp, Inc.                        387,644
   10,600      Sovereign Bancorp, Inc.                                 137,800
                                                                   -----------
                                                                     1,448,944
                                                                   -----------
             S&L/THRIFTS - WESTERN U.S. - 7.34%
    7,300      Golden State Bancorp, Inc.                              224,840
   11,800      Golden West Financial Corp.                             758,032
   19,900      Washington Mutual, Inc.                        (a)      747,245
                                                                   -----------
                                                                     1,730,117
                                                                   -----------
             SUPER - REGIONAL BANKS - U.S. - 8.59%
    7,000      Huntington Bancshares, Inc.                             114,450
    9,300      KeyCorp                                                 242,265
    7,400      National City Corp.                            (a)      227,772
    6,600      PNC Financial Services Group                   (a)      434,214
   21,634      U.S. Bancorp                                            493,039
    2,400      Wachovia Corp.                                          170,760
    7,400      Wells Fargo & Co.                                       343,582
                                                                   -----------
                                                                     2,026,082
                                                                   -----------


  The accompanying notes are an integral part of these financial statements.

 WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001
                                                                    MARKET VALUE
          COMMON STOCKS - (CONTINUED)
             TOTAL COMMON STOCKS (COST $10,995,365)                $14,608,307
                                                                   ===========

             TOTAL INVESTMENTS (COST $10,995,365) - 61.96%          14,608,307
                                                                   -----------

             OTHER ASSETS, LESS LIABILITIES - 38.04%**               8,968,870
                                                                   -----------

             NET ASSETS - 100.00%                                  $23,577,177
                                                                   ===========


     (a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and, open written options.
     *    Non-income producing security.
     ** INCLUDES $9,235,796 INVESTED IN A PNC BANK MONEY MARKET ACCOUNT, WHICH IS 39.17% OF NET ASSETS.

  The accompanying notes are an integral part of these financial statements.

 WYNSTONE FUND, L.L.C.

 SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001
SHARES                                                              MARKET VALUE
          SECURITIES SOLD, NOT YET PURCHASED  - (1.39%)
             COMMERCIAL BANKS-SOUTHERN US - (0.19%)
    1,400      Regions Financial Corp.                             $   (44,800)
                                                                   -----------

             MONEY CENTER BANKS - (1.20%)
    4,700      Bank of America Corp.                                  (282,470)
                                                                   -----------


             TOTAL SECURITIES SOLD, NOT YET
               PURCHASED (PROCEEDS $293,425)                       $  (327,270)
                                                                   ===========


  The accompanying notes are an integral part of these financial statements.

 WYNSTONE FUND, L.L.C.

 SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001
NUMBER OF                                                           MARKET VALUE
CONTRACTS
          WRITTEN CALL OPTIONS - (2.20%)
             COMMERCIAL BANKS - EASTERN U.S. - (0.14%)
       36      M & T Bank Corp., 10/20/01, $70.00                  $   (30,240)
                                                                   -----------
             COMMERCIAL BANKS - SOUTHERN U.S. - (0.03%)
       43      Regions Financial Corp., 07/21/01, $30.00                (8,170)
                                                                   -----------
             COMMERCIAL BANKS - WESTERN U.S. - (0.23%)
       42      UCBH Holdings, Inc., 12/22/01, $25.00                   (26,460)
       41      UCBH Holdings, Inc., 12/22/01, $30.00                   (12,300)
       32      Zions Bancorporation, 08/18/01, $55.00                  (15,040)
                                                                   -----------
                                                                       (53,800)
                                                                   -----------
             FINANCE - CREDIT CARD - (0.76%)
       32      Capital One Financial Corp., 09/22/01, $55.00           (26,880)
       17      Capital One Financial Corp., 09/22/01, $60.00           (10,200)
       25      Capital One Financial Corp., 12/22/01, $65.00           (14,500)
       38      Capital One Financial Corp., 12/22/01, $70.00           (14,440)
       53      Providian Financial Corp., 01/19/02, $55.00             (59,890)
       20      Providian Financial Corp., 01/19/02, $57.50             (17,600)
       44      Providian Financial Corp., 01/19/02, $60.00             (36,520)
                                                                   -----------
                                                                      (180,030)
                                                                   -----------
             FINANCE - INVESTMENT BANKER/BROKER - (0.15%)
       57      A.G. Edwards, Inc., 08/18/01, $40.00                    (34,200)
                                                                   -----------
             INVESTMENT MANAGEMENT/ADVISORY SERVICES - (0.32%)
       41      Affiliated Managers Group, Inc., 09/22/01, $50.00       (56,990)
       71      Federated Investors, Inc., 07/21/01, $30.00             (17,750)
                                                                   -----------
                                                                       (74,740)
                                                                   -----------
             LIFE/HEALTH INSURANCE - (0.19%)
      109      John Hancock Financial Services,
                  Inc., 01/19/02, $40.00                               (44,690)
                                                                   -----------
             S&L/THRIFTS - EASTERN U.S. - (0.16%)
       52      New York Community Bancorp, Inc., 07/21/01, $30.00      (39,000)
                                                                   -----------

  The accompanying notes are an integral part of these financial statements.

 WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001
NUMBER OF                                                          MARKET VALUE
CONTRACTS
          WRITTEN CALL OPTIONS - (CONTINUED)
             S&L/THRIFTS-WESTERN US - (0.12%)
       73      Golden State Bancorp, Inc., 07/21/01, $30.00        $    (9,490)
       38      Golden West Financial Corp., 11/16/01, $65.00           (17,480)
        4      Golden West Financial Corp., 02/16/02, $65.00            (2,560)
                                                                   -----------
                                                                       (29,530)
                                                                   -----------
             SUPER - REGIONAL BANKS - U.S. - (0.10%)
       33      Bank One Corp., 07/21/01, $35.00                         (5,610)
       24      Wachovia Corp., 10/20/01, $65.00                        (18,720)
                                                                   -----------
                                                                       (24,330)
                                                                   -----------

             TOTAL WRITTEN CALL OPTIONS (PREMIUMS $425,358)           (518,730)
                                                                   ===========

          WRITTEN PUT OPTIONS - (0.07%)
             FIDUCIARY BANKS - (0.02%)
       26      Investors Financial Services Corp., 07/21/01, $60.00     (3,250)
                                                                   -----------

             FINANCE - INVESTMENT BANKER/BROKER - (0.03%)
       37      Legg Mason, Inc., 11/17/01, $45.00                       (8,140)
                                                                   -----------

             MULTI - LINE INSURANCE - (0.01%)
       57      The Allstate Corp., 07/21/01, $12.50                     (3,135)
                                                                   -----------

             S&L/THRIFTS - WESTERN US - (0.01%)
       17      Golden West Financial Corp., 08/18/01, $60.00            (2,465)
                                                                   -----------

             TOTAL WRITTEN PUT OPTIONS (PREMIUMS $39,066)              (16,990)
                                                                   ===========

             TOTAL WRITTEN OPTIONS (PREMIUMS $464,424)             $  (535,720)
                                                                   ===========

  The accompanying notes are an integral part of these financial statements.